Financial Instruments (Schedule of sensitivity tests relating to changes in market factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	$ 137	$ 211	$ 152
5% increase in exchange rate [Member]
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	3	76
5% decrease in exchange rate [Member]
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	$ (3)	$ (76)